John Hancock Funds II

Supplement dated February 27, 2015 to the current Class I prospectus

Global Equity Fund

The Appendix for the Fund is revised and restated as follows:

Historical Performance of the Manulife Asset Management US Global Equity Composite

John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II. The fund commenced operations on May 16, 2013. The fund is subadvised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which also manages accounts included in the Manulife Asset Management US Global Equity Composite (the Composite) that have investment objectives, policies, and strategies that are substantially similar to those of the fund.

This Appendix presents historical performance information for the Composite as a whole. As of December 31, 2014, the Composite was composed of five separately managed accounts that have investment objectives, policies, and strategies similar to those of the fund. This information may help provide an indication of the fund's risks by showing how a Composite similar to the fund has performed historically. The performance of the Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the Composite. For all periods shown below, Paul Boyne and Doug McGraw, the fund's portfolio managers, were jointly and primarily responsible for the day-to-day management of the Composite. Information shown below for periods prior to March 19, 2013, represents the Composite's performance at Invesco Advisers, Inc. (Invesco), where the fund's portfolio managers had previously managed the Composite. The performance of the Composite for the period that it was managed at Invesco should not be viewed as that of the fund or the subadvisor, or an indication of how the fund or the subadvisor would have performed during such time period. The performance of the fund may be greater or less than the performance of the Composite due to, among other things, the number of holdings in and the composition of the portfolio in the fund, as well as the asset size and cash flow differences between the fund and the Composite. The Composite is not subject to the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, as amended, which, if they had applied, may have affected the Composite's results.

Performance information—bar chart and table—are presented on the following page for the Composite. The bar chart shows how the Composite's total returns have varied over time, and the table shows average annual returns as of the most recent quarter end for the one year, three years, and since the Composite's inception, December 31, 2009 (as compared with a broad-based securities market index). The performance of the Composite has been calculated net of actual fees and expenses. All figures assume dividend reinvestment.

The past performance of the Composite is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or how it will perform in the future.

The expenses of Class I shares of the fund are higher than the expenses of the Composite. As a result, the total operating fees and expenses of the fund are higher than those of the Composite and, therefore, the performance shown in the bar chart and table for the Composite would be lower if adjusted to reflect the expenses of Class I shares of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees, or fund expenses. As indicated above, past performance does not indicate future results.

Manulife Asset Management US Global Equity Composite

Net assets of Manulife Asset Management US Global Equity Composite (MAM US Composite) as of
12-31-14:  $634,716,346

Calendar year total returns—Composite (%)

Best quarter: Q3 '10, 12.53   Worst quarter:  Q2 '10, -10.62

MAM US Composite average annual total returns (%)	1 year	3 years	Since inception
for periods ended 12-31-14
MAM US Composite	3.08	16.03	13.34
MSCI World (Net) TR Index (Gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes) [1]	4.94	15.48	10.20

[1]	MSCI World (Net) TR Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, where dividends are reinvested after the removal of withholding taxes.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 27, 2015 to the current Class A prospectus

Global Equity Fund

The Appendix for the Fund is revised and restated as follows:

Historical Performance of the Manulife Asset Management US Global Equity Composite

John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II. The fund commenced operations on May 16, 2013. The fund is subadvised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC, which also manages accounts included in the Manulife Asset Management US Global Equity Composite (the Composite) that have investment objectives, policies, and strategies that are substantially similar to those of the fund.

This Appendix presents historical performance information for the Composite as a whole. As of December 31, 2014, the Composite was composed of five separately managed accounts that have investment objectives, policies, and strategies similar to those of the fund. This information may help provide an indication of the fund's risks by showing how a Composite similar to the fund has performed historically. The performance of the Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the Composite. For all periods shown below, Paul Boyne and Doug McGraw, the fund's portfolio managers, were jointly and primarily responsible for the day-to-day management of the Composite. Information shown below for periods prior to March 19, 2013, represents the Composite's performance at Invesco Advisers, Inc. (Invesco), where the fund's portfolio managers had previously managed the Composite. The performance of the Composite for the period that it was managed at Invesco should not be viewed as that of the fund or the subadvisor, or an indication of how the fund or the subadvisor would have performed during such time period. The performance of the fund may be greater or less than the performance of the Composite due to, among other things, the number of holdings in and the composition of the portfolio in the fund, as well as the asset size and cash flow differences between the fund and the Composite. The Composite is not subject to the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, as amended, which, if they had applied, may have affected the Composite's results.

Performance information—bar chart and table—are presented on the following page for the Composite. The bar chart shows how the Composite's total returns have varied over time, and the table shows average annual returns as of the most recent quarter end for the one year, three years, and since the Composite's inception, December 31, 2009 (as compared with a broad-based securities market index). The performance of the Composite has been calculated net of actual fees and expenses. All figures assume dividend reinvestment.

The past performance of the Composite is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or how it will perform in the future.

Class A shares of the fund have front-end sales charges. The Composite does not have such charges. The other expenses of Class A shares of the fund, including Rule 12b-1 fees, are higher than the expenses of the Composite. As a result, the total operating fees and expenses of the fund are higher than those of the Composite and, therefore, the performance shown in the bar chart and table for the Composite would be lower if adjusted to reflect the sales charges and higher fees and expenses of Class A shares of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees, or fund expenses. As indicated above, past performance does not indicate future results.

Manulife Asset Management US Global Equity Composite

Net assets of Manulife Asset Management US Global Equity Composite (MAM US Composite) as of
12-31-14:  $634,716,346

Calendar year total returns—Composite (%)

Best quarter: Q3 '10, 12.53   Worst quarter:  Q2 '10, -10.62

MAM US Composite average annual total returns (%)	1 year	3 years	Since inception
for periods ended 12-31-14
MAM US Composite	3.08	16.03	13.34
MSCI World (Net) TR Index (Gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes) [1]	4.94	15.48	10.20

[1]	MSCI World (Net) TR Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, where dividends are reinvested after the removal of withholding taxes.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.